Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated lives	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years	2 years
Minimum [Member] | Office and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years	2 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years	2 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Maximum [Member] | Office and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years	3 years